INCOME TAXES - Deferred tax assets and liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Temporary differences
Deferred tax assets	$ 668	$ 639
Deferred tax liabilities	591,896	535,551
Loss carryforwards
Temporary differences
Deferred tax assets	677	602
Investment properties
Temporary differences
Deferred tax liabilities	597,258	540,304
Withholding tax on undistributed subsidiary profits
Temporary differences
Deferred tax liabilities	94	86
Other
Temporary differences
Deferred tax assets	(9)	37
Deferred tax liabilities	$ (5,456)	$ (4,839)